AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 9, 2015
1933 Act File No. 33-52850
1940 Act File No. 811-07242

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. [ 42 ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. [ 43]

(Check appropriate box or boxes)

THE CUTLER TRUST
(Exact Name of Registrant as Specified in Charter)
525 Bigham Knoll
Jacksonville, Oregon 97530

Registrant's Telephone Number, including Area Code:   (513) 587-3400

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ X /	immediately upon filing pursuant to paragraph (b)
/ /	on (November 1, 2015) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Incorporated by reference as filed in Post-Effective Amendment No. 40 via EDGAR on October 23, 2015, accession number 0001111830-15-000809.

PART B

Incorporated by reference as filed in Post-Effective Amendment No. 40 via EDGAR on October 23, 2015, accession number 0001111830-15-000809.

THE CUTLER TRUST

PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	(1) Trust Instrument of Registrant dated October 2, 1992 (Exhibit incorporated herein by reference to Post-Effective Amendment No. 4 filed via EDGAR on March 8, 1996, accession number 0000912057-96-004156)

(2) Certificate of Amendment to Certificate of Trust dated November 20, 2015 – Filed herewith

(b)
By-Laws of Registrant dated October 2, 1992, as amended March 12, 2004 (Exhibit incorporated herein by reference to Post-Effective Amendment No. 18 filed via EDGAR on October 29, 2004, accession number 0001275125-04-000366)

(c)	Incorporated herein by reference to Trust Instrument of Registrant (in Post-Effective Amendment No. 4 filed via EDGAR on March 8, 1996, accession number 0000912057-96-004156)

(d)	(1) Investment Advisory Agreement between Registrant and Cutler Investment Counsel, LLC, on behalf of the Cutler Equity Fund (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 22 via EDGAR on October 29, 2007, accession number 0001144204-07-056648)

(2)   Schedule A to the Investment Advisory Agreement between Registrant and Cutler Investment Counsel, LLC, on behalf of the Cutler Fixed Income Fund (formerly the Cutler Income Fund) (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 31 via EDGAR on October 29, 2012, accession number 0001111830-12-000776)

(3)   Schedule A to the Investment Advisory Agreement between Registrant and Cutler Investment Counsel, LLC, on behalf of the Cutler Emerging Markets Fund – (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 40 via EDGAR on October 23, 2015, accession number 0001111830-15-000809)

(e)	Distribution Agreement between Registrant and Ultimus Fund Distributors, LLC (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 29 via EDGAR on September 28, 2012, accession number 0001111830-12-000729)

(f)	Not applicable

(g)	Custody Agreement between Registrant and US Bank, N.A. – (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 37 via EDGAR on October 28, 2014, accession number 0001111830-14-000783)

(h)	(1) Mutual Fund Services Agreement between Registrant and Ultimus Fund Solutions, LLC (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 31 via EDGAR on October 29, 2012, accession number 0001111830-12-000776)

(i)   Schedule A to the Mutual Fund Services Agreement between Registrant and Ultimus Fund Solutions, LLC, on behalf of the Cutler Emerging Markets Fund – (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 40 via EDGAR on October 23, 2015, accession number 0001111830-15-000809)

(2)   Shareholder Service Plan adopted by Registrant (Exhibit incorporated by reference to Post-Effective Amendment No. 20 filed via EDGAR on October 27, 2006, accession number 0001111830-06-000782)

(3)   Form of Shareholder Service Agreement (Exhibit incorporated herein by reference to Post-Effective Amendment No. 18 filed via EDGAR on October 29, 2004, accession number 0001275125-04-000366)

(4)   Expense Limitation Agreement between the Registrant and Cutler Investment Counsel, LLC dated November 1, 2011 – (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 31 via EDGAR on October 29, 2012, accession number 0001111830-12-000776)

(5)   Expense Limitation Agreement between the Registrant and Cutler Investment Counsel, LLC dated October 29, 2012 – (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 31 via EDGAR on October 29, 2012, accession number 0001111830-12-000776)

(6)   Expense Limitation Agreement between the Registrant and Cutler Investment Counsel, LLC dated June 30, 2015 – (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 40 via EDGAR on October 23, 2015, accession number 0001111830-15-000809)

(i)	(1) Opinion of Counsel with respect to the Cutler Equity Fund (formerly the Cutler Value Fund) (Exhibit incorporated herein by reference to Post-Effective Amendment No. 18 filed via EDGAR on October 29, 2004, accession number 0001275235-04-000366).

(2)            Opinion of Counsel with respect to the Cutler Fixed Income Fund (formerly the Cutler Income Fund) (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 29 via EDGAR on September 28, 2012, accession number 0001111830-12-000729)

(3)   Opinion of Counsel with respect to Federal Income Tax Consequences of the Reorganization of The Elite Income Fund into the Cutler Fixed Income Fund (formerly the Cutler Income Fund) (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 29 via EDGAR on September 28, 2012, accession number 0001111830-12-000729)

(4)   Opinion of Counsel with respect to the Cutler Equity Fund (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 29 via EDGAR on September 28, 2012, accession number 0001111830-12-000729)

(5)   Opinion of Counsel with respect to the Cutler Emerging Markets Fund – (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 40 via EDGAR on October 23, 2015, accession number 0001111830-15-000809)

(j)	Consent of Independent Registered Public Accounting Firm – (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 40 via EDGAR on October 23, 2015, accession number 0001111830-15-000809)

(k)	Not applicable

(l)	Investment Representation letter (Exhibit incorporated by reference to Post-Effective Amendment No. 4 filed via EDGAR on March 8, 1996, accession number 0000912057-96-004156)

(m)	Not applicable

(n)	Not applicable

(o)	Reserved

(p)	(1) Code of Ethics of Registrant – (Exhibit incorporated herein by reference to Post-Effective Amendment No. 28 filed via EDGAR on July 13, 2012, accession number 0001111830-12-000423)

(2)   Code of Ethics of Cutler Investment Counsel, LLC – (Exhibit incorporated herein by reference to Post-Effective Amendment No. 28 filed via EDGAR on July 13, 2012, accession number 0001111830-12-000423)

(3)   Code of Ethics of Ultimus Fund Distributors, LLC – (Exhibit incorporated herein by reference to Post-Effective Amendment No. 28 filed via EDGAR on July 13, 2012, accession number 0001111830-12-000423)

(Other Exhibits)

Power of Attorney for John P. Cooney – (Exhibit incorporated by reference to Post-Effective Amendment No. 26 filed via EDGAR on October 28, 2011, accession number 0001111830-11-00690)

Power of Attorney for Robert F. Turner – (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 31 via EDGAR on October 29, 2012, accession number 0001111830-12-000776)

Power of Attorney for Edward T. Alter – (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 35 via EDGAR on October 28, 2013, accession number 0001111830-13-000704)

Item 29.	Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

The general effect of Section 10.02 of the Registrant’s Trust Instrument is to indemnify existing or former trustees and officers of the Registrant to the fullest extent permitted by law against liability and expenses.  There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.  This description is modified in its entirety by the provisions of Section 10.02 of the Registrant’s Trust Instrument.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

The description of Cutler Investment Counsel, LLC under the caption “Management” in both the Prospectus and the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, is incorporated by reference herein.

The following are the members and officers of Cutler Investment Counsel, LLC, including their business connections that are of a substantial nature.  The address of Cutler Investment Counsel, LLC is 525 Bigham Knoll, Jacksonville, Oregon 97530 and, unless otherwise indicated below, that address is the principal business address of any company with which the members and officers are connected.

Name	Title	Other Business Connections
Brooke Cutler Ashland	Member, Chair and Chief Compliance Officer	Member, Bear Big Timber, LLC (farming); Consultant, Ashland Partners, LLP (accounting/verification); Member, Bigham Knoll, LLC (property management)
Carol S. Fischer	Member and Director of Client Relations	None
Erich M. Patten	Member, Chief Investment Officer and Portfolio Manager	None
Matthew C. Patten	Member, Chief Executive Officer and Portfolio Manager	Member, Bigham Knoll, LLC (property management) and Big Bear Timber, LLC (farming)
Xavier J. Urpi	Member, Director of Fixed Income and Portfolio Manager	None

Item 32.	Principal Underwriters

(a)	Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, also acts as the principal underwriter for the following registered investment companies:

Williamsburg Investment Trust	The Investment House Funds
The Berwyn Funds	Hussman Investment Trust
TFS Capital Investment Trust	Schwartz Investment Trust
Papp Investment Trust	Profit Funds Investment Trust
AlphaMark Investment Trust	Stralem Fund
Piedmont Investment Trust	WST Investment Trust
Gardner Lewis Investment Trust	Ultimus Managers Trust
The First Western Funds Trust	CM Advisors Family of Funds
Eubel Brady & Suttman Mutual Fund Trust	BPV Family of Funds

(b)	The following list sets forth the directors and executive officers of the Distributor. The address of the persons named below is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name	Position with Distributor	Position with Registrant
Robert G. Dorsey	President/Managing Director	Vice President
Mark J. Seger	Treasurer/Managing Director	Assistant Treasurer
Craig J. Hunt	Vice President	None
Tina H. Bloom	Vice President	Secretary
Wade R. Bridge	Vice President	Assistant Secretary
Kristine M. Limbert	Vice President	None
Stephen L. Preston	Chief Compliance Officer	Assistant Vice President
Douglas K. Jones	Vice President	None
Nancy A. Aleshire	Vice President	None

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder, are maintained at the offices of Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.  Accounts and records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian.  Accounts and records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of Cutler Investment Counsel, LLC, the Registrant’s investment adviser.

Item 34.	Management Services Not Discussed in Parts A or B

Not applicable

Item 35.	Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville and State of Oregon, on the 9th day of December, 2015.

THE CUTLER TRUST

By:	/s/ Erich M. Patten
Erich M. Patten, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Erich M. Patten	President	December 9, 2015
Erich M. Patten	(Chief Executive Officer)

/s/ Matthew C. Patten	Treasurer (Chief Financial	December 9, 2015
Matthew C. Patten	Officer and Chief Accounting
Officer) and Trustee

	Trustee	/s/ Tina H. Bloom
Edward T. Alter*		Tina H. Bloom
Attorney-in-fact*
December 9, 2015
Trustee
John P. Cooney*

Trustee
Robert F. Turner*

INDEX TO EXHIBITS

Exhibit No.	Description
28(a)(2)	Certificate of Amendment to Certificate of Trust